New Accounting Pronouncement - Additional Information (Details) - USD ($) $ in Thousands	Jan. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Less - Allowance for credit losses		$ 695,366	$ 896,250	$ 477,708
Stockholders' equity		5,969,397	6,028,687	6,016,779	$ 5,435,057
Debt Securities Held To Maturity allowance for credit loss	$ 13,000	$ 8,096	$ 10,261
Cumulative effect adoption adjustment
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Stockholders' equity	(205,800)			$ (205,842)	$ 4,905
Unfunded loan commitment
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Allowance for credit loss, increase (decrease)	(9,000)
Loan portfolio
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Allowance for credit loss, increase (decrease)	315,000
ASC Subtopic 310 30
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Allowance for credit loss, increase (decrease)	$ 17,000